Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Income tax payable
Current income tax expense		₩ 1,972,104		₩ 1,571,947	₩ 1,099,171
Adjustments of income tax of prior years recognized in current tax		(122,385)		7,952	(13,434)
Sub-total		1,849,719		1,579,899	1,085,737
Changes in deferred income tax assets and liabilities	[1]	(1,540,280)		214,660	326,918
Income Tax Effects Allocated Directly To Equity [Abstract]
Remeasurements of net defined benefit liabilities		(91,150)		18,638	4,949
Currency translation differences		(15,059)		(15,675)	14,988
Net gains or losses on financial assets at fair value through other comprehensive income		1,291,023		(71,421)	(88,907)
Share of other comprehensive income or loss of associates and joint ventures		44		(7)	2,976
Gains or losses on cash flow hedging instruments		(26,930)		(21,534)	7,580
Gains or losses on hedging instruments of net investments in foreign operations		24,936		25,599	(24,500)
Other comprehensive income or loss arising from separate account		56,765		24,206	3,671
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(14,009)		(5,202)	(3,350)
Net gains or losses on overlay adjustment		167,741		(46,834)	(61,637)
Consideration for exchange right of exchangeable bonds		0		0	(4,526)
Sub-total		1,393,361		(92,230)	(148,756)
Others		(80,413)		(5,104)	495
Income tax expense		₩ 1,622,387	$ 1,287,425	₩ 1,697,225	₩ 1,264,394

[1]	Due to amendments of tax laws at the end of 2022, the effect of corporate tax rate change is reflected in deferred income tax assets and liabilities that are expected to be realized after 2023. (Corporate tax rates after the amendments: 10% for tax base ￦ 200 million or less, 21% for tax base over ￦ 200 million to ￦ 20,000 million, 23.2% for tax base over ￦ 20,000 million to ￦ 300,000 million, 26.5% for tax base over ￦ 300,000 million)